Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of carrying amounts that approximate their fair values due to their short-term nature
As at December 31:	2018		2017
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial Assets:
Fair value through profit or loss:
Equity securities	$5,774	$5,774	$6	$6
Derivative assets	209	209	246	246
Fair value through other comprehensive income (or available-for-sale instruments in 2017)
Equity securities	—	—	771	771
Debt securities	6,328	6,328	5,121	5,121
Financial Liabilities:
Financial liabilities measured at amortized cost:
Debt	$—	$—	$43,733	$43,733
Fair value through profit or loss:
Derivative liabilities	37	37	302	302
Loan payable	3,981	3,981	—	—

Schedule of statements of financial position classified by level of the fair value hierarchy
As at December 31, 2018	Level 1	Level 2	Level 3	Total
Financial Assets:
Fair value through profit or loss:
Equity securities	$1,773	$4,001	$—	$5,774
Derivative assets	—	209	—	209
Fair value through other comprehensive income:
Debt securities	6,328	—	—	6,328
Total	$8,101	$4,210	$—	$12,311
Financial Liabilities:
Fair value through profit or loss:
Derivative liabilities	$—	$37	$—	$37
Loan payable	—	—	3,981	3,981
	$—	$37	$3,981	$4,018

As at December 31, 2017	Level 1	Level 2	Level 3	Total
Financial Assets:
Fair value through profit or loss:
Short-term securities	$6	$—	$—	$6
Derivative assets	—	246	—	246
Available-for-sale:
Equity securities	771	—	—	771
Debt securities	5,121	—	—	5,121
Total	$5,898	$246	$—	$6,144
Financial Liabilities:
Fair value through profit or loss:
Derivative liabilities	$—	$302	$—	$302

Schedule of nature of the risks of financial instruments
Risks
Market risks
Financial instrument	Credit	Liquidity	Currency	Interest rate	Other price
Cash and cash equivalents and restricted cash	X		X	X
Equity securities			X		X
Debt securities	X			X	X
Derivative securities and financial liabilities	X	X	X		X
Receivables	X		X
Short-term bank borrowings		X	X
Account payables and accrued expenses		X	X
Loan payable				X

Schedule of maximum credit risk exposure
Cash and cash equivalents and restricted cash	$68,041
Derivative assets	209
Receivables	14,018
Amounts recognized in the consolidated statement of financial position	82,268
Guarantees (see Note 26)	—
Maximum credit risk exposure	$82,268

Schedule of profit or loss from continuing operations
	2018	2017	2016
Interest income on financial assets not at FVTPL	$15	$434	$605
Interest income on financial assets classified at FVTPL	661	539	2,451
Total interest income	$676	$973	$3,056
Interest expense on financial liabilities not at FVTPL	$989	$3,509	$7,747
Interest expense on financial liabilities classified at FVTPL	680	1,195	7,720
Total interest expense	$1,669	$4,704	$15,467
Dividend income on financial assets at FVTPL	$168	$—	$—
Dividend income on financial assets classified not at FVTPL	—	—	6
Net gain on financial assets at FVTPL	3,785	6,825	1,240
Loss on loan payable at FVTPL	(167)	—	—
Reversal of impairment on securities measured at FVTOCI	(3)	—	—